CONSOLIDATED STATEMENT OF CHANGES IN TEMPORARY EQUITY AND PERMANENT EQUITY - 6 months ended Dec. 31, 2020 - USD ($)	Total	Class A ordinary shares	Class B ordinary shares	Common Stock Class A ordinary shares	Common Stock Class B ordinary shares	Additional Paid-in Capital	Additional Paid-in Capital Class A ordinary shares	Additional Paid-in Capital Class B ordinary shares	Accumulated Deficit
Beginning balance (in shares) at Jul. 09, 2020				0	0
Beginning balance at Jul. 09, 2020	$ 0			$ 0	$ 0	$ 0			$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of ordinary shares (in shares)				80,500,000	20,125,000
Issuance of ordinary shares		$ 734,184,688	$ 25,000	$ 8,050	$ 2,013		$ 734,176,638	$ 22,987
Class A Ordinary shares subject to possible redemption (in shares)				(67,342,389)
Class A Ordinary shares subject to possible redemption	(673,438,294)			$ (6,734)		(673,431,560)
Net loss	(55,771,393)			$ 0					(55,771,393)
Ending balance (in shares) at Dec. 31, 2020				13,157,611	20,125,000
Ending balance at Dec. 31, 2020	$ 5,000,001			$ 1,316	$ 2,013	$ 60,768,065			$ (55,771,393)
Temporary equity, beginning balance (in shares) at Jul. 09, 2020	0
Temporary equity, beginning balance at Jul. 09, 2020	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Class A Ordinary shares subject to possible redemption (in shares)	67,342,389	80,500,000
Class A Ordinary shares subject to possible redemption	$ 673,438,294
Temporary equity, ending balance (in shares) at Dec. 31, 2020	67,342,389
Temporary equity, ending balance at Dec. 31, 2020	$ 673,438,294